Related-party transactions	12 Months Ended
Dec. 31, 2019
Related-party transactions [Abstract]
Related-party transactions
14.	Related-party transactions

Key management, including the Board of Directors (seven individuals excluding the CEO) and the Executive Management (five individuals including the CEO), compensation was:

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Short-term employee benefits	3,526	2,681	2,463
Post-employment benefits	215	160	166
Share-based compensation	2,155	1,683	1,267
Total	5,896	4,524	3,896

In 2018, as part of the Company’s subscription rights offering, a major shareholder and members of the Board and Executive Management purchased an aggregate of 614,147 of the Company’s common shares on the same basis and otherwise on the same terms as the other participants in such rights offering.